Leases - Schedule of Operating Lease Cost and Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease cost	$ 68	$ 65
Operating lease cash paid	$ 67	$ 65